COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2023	$ 8,428
February 2024	8,247
February 2025	5,666
February 2026	3,902
February 2027	2,745
Thereafter	9,337
Total	$ 38,325